Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
12. Accounts payable and accrued liabilities:

	December 31,
	2023	2022
Trade accounts payable	$70,567	$72,934
Accrued payroll	18,129	17,069
Taxes payable	4,302	4,425
Deferred revenue	2,376	4,435
	$95,374	$98,863
During the year ended December 31, 2023, the Company recognized $2,062 included in deferred revenue as at the end of the prior year as revenue in the consolidated statement of operations and comprehensive loss (December 31, 2022 - $2,531).